PROSPECTUS SUPPLEMENT March 11, 2002*

AXP Partners Small Cap Core Fund (March 1, 2002) S-6237-99 A (3/02)

The section "FEES AND EXPENSES" will be revised as follows:

Shareholder Fees (fees paid directly from your investment)
                                                                Class A    Class B    Class C    Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                             5.75%(b)     none       none      none
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)         none          5%        1%(c)     none

Annual Fund operating expenses(d) (expenses that are deducted from Fund assets)

As a percentage of average daily net assets: Class A  Class B   Class C  Class Y

Management fees                               0.97%    0.97%     0.97%    0.97%
Distribution (12b-1) fees                     0.25%    1.00%     1.00%    0.00%
Other expenses(e)                             0.55%    0.56%     0.56%    0.62%
Total                                         1.77%    2.53%     2.53%    1.59%
Fee/waiver/expense reimbursement              0.17%    0.17%     0.17%    0.17%
Net expenses                                  1.60%    2.36%     2.36%    1.42%

(a) This charge may be reduced depending on the value of your total investment in American Express mutual funds. See "Sales Charges."
(b) For Class A purchases over $500,000 on which the sales charge is waived, a 1% sales charge applies if you sell your shares less than one year after purchase.
(c) For Class C purchases, a 1% sales charge applies if you sell your shares less than one year after purchase.
(d) Other expenses are based on estimated amounts for the current fiscal year. AEFC has contractually agreed to waive certain fees and to absorb certain expenses until May 31, 2003. Under this agreement, total expenses will not exceed 1.60% for Class A; 2.36% for Class B; 2.36% for Class C and 1.42% for Class Y.
(e) Other expenses include an administrative services fee, a shareholder services fee for Class Y, a transfer agency fee and other nonadvisory expenses.


S-6237-21 A (3/02)

*Valid until next prospectus date
Destroy July 30, 2002